GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		12 Months Ended
	May 28, 2026 $ / shares	May 27, 2026 $ / shares	Jul. 28, 2025 $ / shares	Jul. 27, 2025 $ / shares	Jul. 28, 2025 $ / shares	Nov. 27, 2024 $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment $ / shares	Dec. 31, 2024 USD ($)
General [Line Items]
Operating segment (in Segment) | Segment									1
Ordinary shares par value per share before adjustment to reverse share split									$ 0.001
Company’s Ordinary Shares conversion ratio	1-for-10		1-for-15						1-for-3.9829
Reverse stock split conversion ratio	1-for-10				1-for-15	1-for-9
Reverse stock split conversion price	$ 0.135	$ 0.0135	$ 0.0135	$ 0.0009
Incurred losses | $							$ (2,733)		$ (11,912)	$ (16,519)
Operating cash flows | $							(3,646)	$ (2,453)	(10,819)	(8,396)
Cash and cash equivalents | $							$ 2,413	$ 6,152	$ 5,991	$ 1,187
Silexion Equity Financing [Member]
General [Line Items]
Owns of the subsidiary percentage									100.00%
Maximum [Member]
General [Line Items]
Reverse stock split conversion price					$ 0.0135	$ 0.0009
Minimum [Member]
General [Line Items]
Reverse stock split conversion price	$ 0.135	$ 0.0135			$ 0.0009	$ 0.0001